Leases - Remaining weighted average lease term and the weighted average discount rate (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted average remaining lease term (years):
Operating leases	4 years 3 months 18 days	13 years 2 months 12 days
Finance leases	26 years 8 months 12 days	27 years 7 months 6 days
Weighted average discount rate:
Operating leases	3.30%	3.40%
Finance leases	4.70%	4.70%